UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                               MARKET VALUE/FAIR
 PAR                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (United States unless otherwise noted) (130.20%)
                    --------------------------------------------------------------------------
                    CORPORATE BONDS (2.63%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.24%)
       900,000      Oscient Pharmaceuticals Corp., 3.50%, 04/15/11(Callable 05/10/10 @ 100.00)                  $      580,500
                                                                                                                --------------
                    MEDICAL - DRUGS (1.90%)
     2,500,000      Cinacalet Royalty Sub LLC., 144A, 8.00%, 03/30/17 (b)                                            2,603,500
     2,088,000      Rotavirus Royalty Sub LLC., 144A, 11.00%, 10/15/14 (b)                                           2,046,240
                                                                                                                --------------
                                                                                                                     4,649,740
                                                                                                                --------------
                    THERAPEUTICS (0.49%)
     1,500,000      Vion Pharmaceuticals, Inc., 7.75%, 02/15/12 (Callable 02/15/10 @ 100.00)                         1,200,000
                                                                                                                --------------
                    TOTAL CORPORATE BONDS (Cost $6,879,667)                                                          6,430,240


  SHARES
--------------
                    COMMON STOCK (125.91%)
                    ----------------------
                    CHEMICALS - DIVERSIFIED (2.53%)
     1,750,000      Ube Industries, Ltd. - (Japan) **                                                                6,192,671
                                                                                                                --------------
                    DENTAL SUPPLIES & EQUIP (5.28%)
       510,000      Align Technology, Inc. *,(a)                                                                    12,918,300
                                                                                                                --------------
                    DIAGNOSTIC EQUIPMENT (4.35%)
       160,000      Gen-Probe, Inc. *,(a)                                                                           10,652,800
                                                                                                                --------------
                    DIAGNOSTIC KITS (0.40%)
       640,000      Adaltis, Inc. - (Canada) *,**, (b)                                                                 985,408
                                                                                                                --------------
                    DRUG DELIVERY SYSTEMS (0.49%)
       585,000      Ap Pharma, Inc *,(a)                                                                             1,199,250
                                                                                                                --------------
                    MEDICAL - BIOMEDICAL/GENETICS (48.78%)
        68,600      AMAG Pharmaceuticals, Inc. *,(a)                                                                 3,923,920
       262,300      Amgen, Inc. *,(a)                                                                               14,838,311
        46,700      Arena Pharmaceuticals, Inc. *,(a)                                                                  511,365
       347,000      ARIAD Pharmaceuticals, Inc. *,(a)                                                                1,606,610
       358,700      ArQule, Inc. *,(a)                                                                               2,557,531
        63,000      Biogen Idec, Inc. *                                                                              4,178,790
       150,000      CuraGen Corp. *                                                                                    207,000
        25,300      Cytogen Corp. *,(b)                                                                                 19,987
       460,000      Cytogen Corp. *,(b)                                                                                363,400
       635,000      Cytokinetics, Inc. *,(a)                                                                         3,251,200
       165,000      Enzon Pharmaceuticals, Inc. *                                                                    1,453,650
       130,000      Epigenomics Ag - (Germany) *,**                                                                    536,151
       175,000      Exelixis, Inc. *                                                                                 1,853,250
       625,000      Genelabs Technologies, Inc. *                                                                    1,187,500
       237,200      Genentech, Inc. *,(a)                                                                           18,506,344
       275,000      Genomic Health, Inc. *,(a)                                                                       5,277,250

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                               MARKET VALUE/FAIR
   SHARES                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
       199,000      Genzyme Corp. *,(a)                                                                         $   12,330,040
       251,100      InterMune, Inc. *,(a)                                                                            4,803,543
       857,000      Kosan Biosciences, Inc. *,(a)                                                                    4,293,570
       195,200      Lifecell Corp. *,(a)                                                                             7,333,664
       300,100      Millennium Pharmaceuticals, Inc. *,(a)                                                           3,046,015
       411,100      Momenta Pharmaceutical, Inc. *,(a)                                                               4,682,429
        18,800      Morphosys Ag - (Germany) *,**                                                                    1,175,602
       560,000      Neose Technologies, Inc. *,(b)                                                                     862,400
       119,700      Omrix Biopharmaceuticals, Inc. *,(a)                                                             4,226,607
       526,800      Panacos Pharmaceuticals, Inc. *,(a)                                                                842,880
        45,300      Savient Pharmaceuticals, Inc. *                                                                    659,115
       186,800      Seattle Genetics, Inc. *,(a)                                                                     2,099,632
       214,800      Silence Therapeutic Plc - (United Kingdom) *,**                                                    477,012
       330,000      Targeted Genetics Corp. *,(b)                                                                      617,100
       191,700      Vertex Pharmaceuticals, Inc. *,(a)                                                               7,363,197
     1,259,988      XOMA Ltd. *,(a)                                                                                  4,296,559
                                                                                                                --------------
                                                                                                                   119,381,624
                                                                                                                --------------
                    MEDICAL - DRUGS (40.83%)
        50,300      Advanced Life Sciences Holdings, Inc. *,(a)                                                         90,037
     4,521,800      Antisoma Plc - (United Kingdom) *,**                                                             3,569,866
       211,400      Array BioPharma, Inc. *,(a)                                                                      2,374,022
       238,700      Aspreva Pharmaceuticals Corp. *                                                                  4,898,124
       270,000      Bristol-Myers Squibb Co. (a)                                                                     7,781,400
        72,000      Cephalon, Inc. *,(a)                                                                             5,260,320
       522,600      Chugai Pharmaceutical Co., Ltd. - (Japan) **,(a)                                                 8,619,503
        19,300      Collagenex Pharmaceuticals, Inc *                                                                  173,314
       218,100      Cubist Pharmaceuticals, Inc. *,(a)                                                               4,608,453
       945,000      Indevus Pharmaceuticals *,(a)                                                                    6,529,950
       110,700      Nichi-Iko Pharmaceutical Co., Ltd. - (Japan) **                                                  2,261,835
       244,400      OSI Pharmaceuticals, Inc. *,(a)                                                                  8,307,156
       162,000      Pfizer, Inc. (a)                                                                                 3,957,660
       586,300      Poniard Pharmaceuticals, Inc. *,(a)                                                              3,324,321
       191,000      Repros Therapeutics, Inc. *,(a)                                                                  2,196,500
        24,000      Roche Holding Ag - (Switzerland) **                                                              5,000,514
       415,000      Schering-Plough Corp. (a)                                                                       13,126,450
       203,700      Shionogi & Co., Ltd. - (Japan) **                                                                3,136,571
     3,000,000      Skyepharma Plc - (United Kingdom) *,**                                                           1,008,496
        51,800      Synta Pharmaceuticals Corp. *                                                                      341,880
       145,000      Takeda Pharmaceutical Co., Ltd. - (Japan) (a),**                                                10,186,497
       471,400      Vernalis PLC- (United Kingdom) *,**                                                                388,968
        62,100      Wyeth (a)                                                                                        2,766,555
                                                                                                                --------------
                                                                                                                    99,908,392
                                                                                                                --------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                               MARKET VALUE/FAIR
   SHARES                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - GENERIC DRUGS (4.28%)
         7,500      Barr Pharmaceuticals, Inc. *                                                                $      426,825
       434,800      Nippon Chemiphar Co., Ltd. - (Japan) **                                                          1,599,099
       145,100      Par Pharmaceutical Companies, Inc.                                                               2,693,056
        84,000      Sawai Pharmaceutical Co., Ltd. - (Japan) **                                                      2,483,155
        75,400      Towa Pharmaceutical Co., Ltd. - (Japan) **                                                       3,264,722
                                                                                                                --------------
                                                                                                                    10,466,857
                                                                                                                --------------
                    MEDICAL INSTRUMENTS (0.36%)
        12,000      Beckman Coulter, Inc.                                                                              885,120
                                                                                                                --------------
                    MEDICAL PRODUCTS (1.84%)
        22,200      Baxter International, Inc.                                                                       1,249,416
        47,800      Sorin Spa - (Italy) *,**                                                                            98,909
       198,800      Vnus Medical Technologies, Inc. *,(a)                                                            3,158,932
                                                                                                                --------------
                                                                                                                     4,507,257
                                                                                                                --------------
                    THERAPEUTICS (14.87%)
       995,907      Adherex Technologies, Inc. - (Canada) *,**,(b)                                                     380,844
     1,500,000      Adherex Technologies, Inc. - (Canada) *,**,(b)                                                     573,614
       261,400      Alexza Pharmaceuticals, Inc. *,(a)                                                               2,263,724
       560,800      Allos Therapeutics, Inc. *                                                                       2,663,800
       300,000      BioMarin Pharmaceuticals, Inc. *,(a)                                                             7,470,000
       887,500      Cytrx Corporation *,(a)                                                                          3,052,911
        35,400      Discovery Laboratories,inc. *                                                                       95,226
        96,700      ImClone Systems, Inc. *,(a)                                                                      3,997,578
       497,000      Neurogen Corporation *,(a)                                                                       2,206,680
       263,500      Onyx Pharmaceuticals, Inc. *,(a)                                                                11,467,520
       284,600      Trimeris, Inc. *,(a)                                                                             2,214,188
                                                                                                                --------------
                                                                                                                    36,386,085
                                                                                                                --------------
                    ULTRA SOUND IMAGING SYSTEMS (1.90%)
       152,100      Sonosite, Inc. *                                                                                 4,642,092
                                                                                                                --------------
                    TOTAL COMMON STOCK (Cost $260,761,061)                                                         308,125,856
                                                                                                                --------------
                    PREFERRED STOCKS (0.31%)
                    MEDICAL - BIOMEDICAL/GENETICS (0.31%)
            26      Novelos Therapeutics, Inc., Series B *,(b)                                                         752,742
                                                                                                                --------------
                    TOTAL PREFERRED STOCKS (Cost $1,300,000)                                                           752,742
                                                                                                                --------------
                    WARRANTS (0.77%)
                    DIAGNOSTIC KITS (0.00%)
       224,000      Adaltis, Inc., CAD2.20, 05/02/12 *,**,(b)                                                               --
                                                                                                                --------------
                    DRUG DELIVERY SYSTEMS (0.00%)
       930,000      DOR BioPharma, Inc., $0.88, 7/17/08 *,(b)                                                            9,300
                                                                                                                --------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

  NUMBER OF                                                                                                   MARKET VALUE/FAIR
   SHARES                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.53%)
        87,500      Cytogen Corp., $3.32, 11/07/11 *,(b)                                                        $        6,125
       115,000      Cytogen Corp., $6.00, 7/22/15 *,(b)                                                                 13,800
       100,600      Entremed, Inc., $3.50, 12/27/09 *,(b)                                                                   --
       125,000      Genelabs Technologies, Inc., $2.08, 9/26/12 *,(b)                                                       --
        15,325      Illumina Inc., $21.80, 01/19/11 *,(b)                                                              501,740
        12,004      Illumina Inc., $21.80, 11/23/10 *,(b)                                                              391,450
       100,000      MicroIslet, Inc., $1.00, 3/16/09 *,(b)                                                              12,000
       252,000      Neose Technolgies, Inc., $1.96, 3/09/12 *,(b)                                                      126,000
            45      Orchid Cellmark, Inc., $21.70, 7/24/11 *,(b)                                                            --
            45      Orchid Cellmark, Inc., $23.50, 9/20/11 *,(b)                                                             4
           120      Orchid Cellmark, Inc., $8.05, 12/12/11 *,(b)                                                            --
        43,750      Oscient Pharmaceuticals Corp., $2.22, 4/6/11 *,(b)                                                  39,813
       182,250      Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *,**, (b),(d)                                         14,580
       330,000      Targeted Gentics Corp., $3.25, 6/22/12 *,(b)                                                       198,000
                                                                                                                --------------
                                                                                                                     1,303,512
                                                                                                                --------------
                    MEDICAL - IMAGING SYSTEMS (0.06%)
       650,000      Novelos Therapeutical, Inc., $1.25, 5/02/12 *,(b)                                                  143,000
                                                                                                                --------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
        26,400      Clarient, Inc., $2.75, 03/25/08 *,(b)                                                                  792
                                                                                                                --------------
                    THERAPEUTICS (0.18%)
       750,000      Adherex Technologies, Inc. - CAD 0.40, 2/21/10 *,**,(b)                                            113,213
       420,000      Adherex Technologies, Inc., - CAD 2.15, 12/15/08 *,**,(b)                                               --
       250,000      Spectrum Pharmaceuticals, Inc., $6.62, 9/14/11 *,(b)                                               252,500
       195,000      Vion Pharmaceuticals, Inc., $2.00, 2/15/2010 *,(b)                                                  60,450
                                                                                                                --------------
                                                                                                                       426,163
                                                                                                                --------------
                    TOTAL WARRANTS (Cost $418,386)                                                                   1,882,767
                                                                                                                --------------


  NUMBER OF
  CONTRACTS
--------------
                    CALL OPTIONS (0.22%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.01%)
           610      Amgen, Inc., $70.00, 01/19/08                                                                       12,810
                                                                                                                --------------
                    MEDICAL - DRUGS (0.05%)
           625      Bristol-Myers Squibb Company, $30.00, 12/22/07                                                      61,250
           870      Cubist Pharmaceuticals Inc., $25.00, 1/19/08                                                        76,560
                                                                                                                --------------
                                                                                                                       137,810
                                                                                                                --------------
                    MEDICAL - GENERIC DRUGS (0.01%)
           730      Par Pharmaceutical Cos, Inc., $25.00, 11/17/07                                                      18,250
                                                                                                                --------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

  NUMBER OF                                                                                                    MARKET VALUE/FAIR
  CONTRACTS                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (CONTINUED)
                    ------------------------
                    THERAPEUTICS (0.15%)
           400      Amylin Pharmaceuticals, Inc., $45.00, 01/19/08                                              $      386,000
                                                                                                                --------------
                    TOTAL CALL OPTIONS (Cost $807,820)                                                                 554,870
                                                                                                                --------------
                    PUT OPTIONS (0.36%)
                    -------------------
                    STOCK INDEX (0.10%)
           325      Ishares Nasdaq Biotech Index, $80.00, 12/22/07                                                      56,225
           750      Pharmaceutical Holders Trust, $80.00, 1/19/08                                                      183,750
                                                                                                                --------------
                                                                                                                       239,975
                                                                                                                --------------
                    THERAPEUTICS (0.26%)
         1,495      Dendreon Corporation, $7.50, 1/17/09                                                               650,325
                                                                                                                --------------
                    TOTAL PUT OPTIONS (Cost $893,197)                                                                  890,300
                                                                                                                --------------
                    INVESTMENTS IN SECURITIES (Cost $271,060,131)                                                  318,636,775
                                                                                                                --------------


  SHARES
--------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((20.19)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((1.32)%)
      (151,100)     Alkermes, Inc. *                                                                                (2,780,240)
       (41,000)     Penwest Pharmaceuticals Co. *                                                                     (451,410)
                                                                                                                --------------
                                                                                                                    (3,231,650)
                                                                                                                --------------
                    MEDICAL - BIOMEDICAL/GENETICS ((6.30)%)
       (54,300)     3sbio Inc - ADR *,(c)                                                                             (783,549)
      (432,600)     ADVENTRX Pharmaceuticals, Inc. *                                                                (1,112,907)
       (11,900)     Affymetrix, Inc. *,(a)                                                                            (301,903)
      (497,500)     Ark Therapeutics Group Plc - (United Kingdom) *,**                                              (1,206,171)
      (116,480)     Enzo Biochem, Inc. *                                                                            (1,322,048)
       (20,000)     Genmab A/S - (Denmark) *,**                                                                     (1,240,138)
       (41,100)     GPC Biotech AG - (Germany) *,**                                                                   (502,674)
       (74,300)     Intercell AG - (Austria) *,**                                                                   (2,670,176)
       (30,000)     Invitrogen Corporation *                                                                        (2,451,900)
      (280,100)     Telik, Inc. *                                                                                     (815,091)
      (278,020)     Zeltia S.A. - (Spain) **                                                                        (3,016,799)
                                                                                                                --------------
                                                                                                                   (15,423,356)
                                                                                                                --------------
                    MEDICAL - DRUGS ((7.28)%)
       (60,000)     Dainippon Sumitomo Pharma Co., Ltd. - (Japan) **                                                  (557,145)
      (173,300)     Flamel Technologies *                                                                           (1,557,967)
       (25,200)     Gentium Spa *                                                                                     (578,844)
      (217,300)     H. Lundbeck A/S - (Denmark) **                                                                  (5,887,147)
       (74,000)     King Pharmaceuticals, Inc. *                                                                      (867,280)
      (413,300)     Ligand Pharmaceuticals, Inc. - Class B *,(a)                                                    (2,207,022)
       (26,000)     Ono Pharmaceutical Co., Ltd. - (Japan) **                                                       (1,392,514)
       (40,300)     Sirtris Pharmaceuticals, Inc. *                                                                   (688,324)
       (73,100)     Taisho Pharmaceutical Co., Ltd. - (Japan) **                                                    (1,436,387)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                               MARKET VALUE/FAIR
   SHARES                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - DRUGS (CONTINUED)
       (30,000)     Tsumura & Co.-(Japan) **                                                                    $     (533,409)
      (162,400)     Zymogenetics, Inc. *                                                                            (2,119,320)
                                                                                                                --------------
                                                                                                                   (17,825,359)
                                                                                                                --------------
                    MEDICAL INSTRUMENTS ((1.94)%)
      (103,000)     Boston Scientific Corp. *                                                                       (1,436,850)
       (67,000)     Edwards Lifesciences Corp. *                                                                    (3,303,770)
                                                                                                                --------------
                                                                                                                    (4,740,620)
                                                                                                                --------------
                    THERAPEUTICS ((3.35)%)
       (49,500)     Alnylam Pharmaceuticals Inc. *                                                                  (1,622,115)
      (133,200)     CV Therapeutics, Inc. *                                                                         (1,196,136)
      (415,400)     Dendreon Corp. *                                                                                (3,194,426)
      (165,400)     La Jolla Pharmaceutical Co. *                                                                     (732,722)
       (54,300)     Theravance, Inc. *                                                                              (1,416,687)
        (2,600)     Trubion Phamaceuticals, Inc. *                                                                     (31,538)
                                                                                                                --------------
                                                                                                                    (8,193,624)
                                                                                                                --------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(50,967,616))                            (49,414,609)
                                                                                                                --------------


  NUMBER OF
  CONTRACTS
--------------
                    WRITTEN OPTIONS ((0.67)%)
                    -------------------------
                    DENTAL SUPPLIES & EQUIP (0.00%)
          (495)     Align Technology, Inc., $20.00, 10/20/07 Put                                                        (2,475)
                                                                                                                --------------
                    DIALYSIS CENTERS (0.00%)
          (140)     Gen-Probe Inc., $70.00, 10/20/07 Call                                                               (4,200)
                                                                                                                --------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.10)%)
          (365)     Celgene Corp., $50.00, 10/20/07 Put                                                                 (1,825)
          (560)     Genzyme Corp., $60.00, 10/20/07 Put                                                                (36,400)
          (890)     Lifecell Corporation, $37.50, 10/20/07 Call                                                       (120,150)
          (605)     Pdl Biopharma, Inc., $20.00, 10/20/07 Put                                                          (10,890)
          (325)     Vertex Pharmaceuticals Inc., $45.00, 1/19/08 Call                                                  (59,475)
          (605)     Vertex Pharmaceuticals Inc., $45.00, 10/20/07 Call                                                  (9,075)
                                                                                                                --------------
                                                                                                                      (237,815)
                                                                                                                --------------
                    MEDICAL - DRUGS ((0.19)%)
          (625)     Bristol-Myers Squibb Co., $27.50, 12/22/07 Put                                                     (55,625)
          (870)     Cubist Pharmaceuticals Inc., $20.00, 1/19/08 Put                                                  (130,500)
          (870)     Cubist Pharmaceuticals Inc., $30.00, 1/19/08 Call                                                  (15,660)
          (545)     Eli Lilly & Co., $55.00, 10/20/07 Put                                                              (24,525)
          (365)     Glaxosmithkline Plc - Spon ADR, $52.50, 10/20/07 Call (c)                                          (54,750)
          (970)     Merck & Company Inc., $47.50, 10/20/07 Put                                                         (17,460)
          (365)     Osi Pharmaceutical, Inc., $35.00, 10/20/07 Call                                                    (21,900)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

  NUMBER OF                                                                                                    MARKET VALUE/FAIR
  CONTRACTS                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    MEDICAL - DRUGS (CONTINUED)
          (275)     Osi Pharmaceuticals, Inc., $35.00, 10/20/07 Put                                             $      (43,450)
          (630)     Sepracor, Inc., $27.50, 10/20/07 Put                                                               (71,190)
          (465)     Shire Plc - ADR, $67.50 10/20/07 Put (c)                                                           (18,600)
          (735)     Wyeth, $42.50, 10/20/07 Put                                                                        (25,725)
                                                                                                                --------------
                                                                                                                      (479,385)
                                                                                                                --------------
                    MEDICAL - GENERIC DRUGS ((0.07)%)
          (730)     Par Pharmaceutical Cos., Inc., $20.00, 11/17/07 Put                                               (164,250)
                                                                                                                --------------
                    STOCK INDEX ((0.08)%)
          (325)     Ishares Nasdaq Biotech Index, $75.00, 12/22/07 Put                                                 (26,000)
          (325)     Ishares Nasdaq Biotech Index, $90.00, 12/22/07 Call                                                (18,850)
          (750)     Pharmaceutical Holders Trust, $75.00, 1/19/08 Put                                                  (75,000)
          (750)     Pharmaceutical Holders Trust, $85.00, 1/19/08 Call                                                 (69,750)
                                                                                                                --------------
                                                                                                                      (189,600)
                                                                                                                --------------
                    THERAPEUTICS ((0.23)%)
        (1,495)     Dendreon Corp., $7.50, 1/17/09 Call                                                               (557,635)
          (380)     Imclone Systems, $35.00, 10/20/07 Put                                                               (3,800)
                                                                                                                --------------
                                                                                                                      (561,435)
                                                                                                                --------------
                    TOTAL WRITTEN OPTIONS (Proceeds $(2,123,153))                                                   (1,639,160)
                                                                                                                --------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(53,090,769))                                    (51,053,769)
                                                                                                                --------------


                                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    DERIVATIVE CONTRACTS ((0.04%))
                    ------------------------------
                    SWAPS ((0.04%))
                    Equity Swap, long exposure                                                                       1,412,207
                    Equity Swap, short exposure                                                                     (1,513,631)
                                                                                                                --------------
                                                                                                                      (101,424)
                                                                                                                --------------
                    TOTAL DERIVATIVE CONTRACTS--net                                                                   (101,424)
     TOTAL INVESTMENTS IN SECURITIES -- 109.30%                                                                    267,481,582
                                                                                                                --------------
     OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.30%)                                                        (22,763,000)
                                                                                                                --------------
     TOTAL NET ASSETS -- 100.00%                                                                                $  244,718,582
                                                                                                                ==============

*    Non-income producing security
**   Foreign
(a) Partially or wholly held ($207,320,471 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  Private investment in public security (freely tradeable) at market value.
(c)  American Depository Receipt
(d)  Australian Dollar

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      Notional          Maturity                                                                    Unrealized
       Amount             Date                         Description                         Appreciation/(Depreciation)
       ------             ----                         -----------                         ---------------------------

   $17,151,873            *         Agreement with Goldman Sachs & Co., to receive
                                    the total return of the Orbimed Custom Index M&A
                                    Modified in exchange for an amount to be paid
                                    monthly, equal to the USD LIBOR-BBA Monthly plus
                                    40 bps.                                                          $ 1,412,207

  $(18,438,869)           *         Agreement with Goldman Sachs & Co., to receive
                                    the total return of the Retail Negative Spending
                                    Index in exchange for an amount to be paid
                                    monthly, equal to the USD LIBOR-BBA Monthly plus
                                    40 bps.                                                          $(1,513,631)
                                                                                                     -----------

                                                                                                     $  (101,424)
                                                                                                     ===========

----------------
*  Perpetual maturity. Resets monthly.



                                                        September 30, 2007
Investments in Securities - By Country             Percentage of Net Assets (%)
---------------------------------------            ----------------------------

United States of America                                     95.61%
Japan                                                        13.82%
Switzerland                                                   2.04%
United Kingdom                                                1.73%
Canada                                                        0.84%
Germany                                                       0.49%
Italy                                                         0.04%
Austria                                                      (1.09)%
Spain                                                        (1.23)%
Denmark                                                      (2.91)%



                                                        September 30, 2007
Investments in Derivative Contracts - By Country   Percentage of Net Assets (%)
------------------------------------------------   ----------------------------
United States of America                                     (0.04)%

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Eucalyptus Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer

Date                       November 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.